OPERATIONS (Details)					12 Months Ended
	Dec. 31, 2020 BRL (R$) item	Dec. 01, 2020 BRL (R$) item	Nov. 01, 2020 BRL (R$)	Sep. 14, 2020 BRL (R$) item	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019	Oct. 28, 2020 BRL (R$)	Sep. 30, 2020 BRL (R$)	Sep. 26, 2019 BRL (R$)
OPERATIONS
Periodicity of payment of fee payable in an service concession agreement term					2 years
Agreement term					20 years
Percentage of service concession fees based on prior year STFC revenue	2.00%				2.00%
Periodicity of payment for the usage of frequencies associated with SMP after the first renewal of these agreements					2 years
Percentage of service concession fees based on prior year SMP revenues	2.00%				2.00%
Percentage of service concession fees based on prior year SMP revenues in fifteen year of agreement term	1.00%				1.00%
Agreement extension term					15 years
Settlement for authorization through payment as a percent of amount due					10.00%
Settlement for authorization through investment as a percent of amount due					90.00%
Telefonica
OPERATIONS
Percentage of ownership interest held					73.58%	73.58%
Vivo Money Credit Rights Investment Fund ("Vivo Money") | Junior Subordinated Quotas
OPERATIONS
Number of quotas issued | item	4,000	2,000		2,000
Initial Unit Face Value Of Quotas	R$ 1,000.00	R$ 1,000.00		R$ 1,000.00	R$ 1,000.00
Contribution made by the company		R$ 2,000
Terra Networks
OPERATIONS
Total consideration for acquisition									R$ 70,844,000
Telefnica Cibersegurana e Tecnologia do Brasil Ltda ("CyberCo Brasil")
OPERATIONS
Total consideration for acquisition								R$ 10,000.00
Net worth								R$ 500.00
Capital contribution made							R$ 7,000,000
Other tangible or intangible assets transferred			R$ 19,008,000
Telefnica Cibersegurana e Tecnologia do Brasil Ltda, discontinued operations
OPERATIONS
Proceeds from disposal of shares			116,411,000
Net gain on disposal of shares			R$ 39,521,000